Putnam Investments

One Post Office Square

Boston, MA 02109

August 5, 2016

VIA EDGAR

Jaea Hahn, Esquire

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Putnam Variable Trust (Investment Company Act File No. 811-05346)—Registration Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam VT Growth Opportunities Fund (the “Fund”), a series of Putnam Variable Trust (the “Trust”), is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam VT Voyager Fund into Putnam VT Growth Opportunities Fund.

No registration fee is being paid at the time of filing because the Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

Although the Registration Statement is proposed to become effective thirty days after filing (i.e., September 4, 2016), pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Securities Act”), it is likely that the Trust and its principal underwriter, Putnam Retail Management Limited Partnership, will request acceleration of the Registration Statement pursuant to Rule 461 under the Securities Act. If at all possible, please provide any comments or questions on the enclosed materials by the close of business on Friday, August 19, 2016.

I may be reached at 1-617-760-0044, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Caitlin E. Robinson

Caitlin E. Robinson

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments